Other Payables to TV Stations (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of other payables to TV Stations
Other payable to TV station	$ 1,143,240	$ 1,200,326
Kunming Tv Station [Member]
Summary of other payables to TV Stations
Other payable to TV station	77,175	77,175
Yr Tv Station [Member]
Summary of other payables to TV Stations
Other payable to TV station	$ 1,066,065	$ 1,123,151